CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 23, 2021
Class A common stock subject to possible redemption, outstanding (in shares)		13,800,000	13,800,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000	13,800,000	13,800,000
Class A common stock subject to possible redemption price (in USD/share)	$ 10.11	$ 10.10	$ 10.10
Common shares, shares issued			13,800,000
Common shares, shares outstanding			13,800,000
Class A Ordinary shares
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000	13,800,000	13,800,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000
Non-redeemable, shares issued	0	0	0
Non-redeemable, shares outstanding	0	0	0
Common shares, shares issued		13,800,000	13,800,000
Common shares, shares outstanding		13,800,000	13,800,000
Class B Ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	3,450,000	3,450,000	3,450,000	4,312,500
Common shares, shares outstanding	3,450,000	3,450,000	3,450,000
Maximum common stock shares subject to forfeiture	450,000	450,000